Commitments: - Fuel (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Coal
Fuel
2019	$ 22,065,000
2020	7,091,000
2021	2,348,000
Nuclear Fuel
Fuel
2019	49,100,000
2020	27,500,000
2021	30,300,000
2022	25,400,000
2023	18,400,000
Thereafter	35,100,000
Gas Transportation
Fuel
2019	64,497,000
2020	63,260,000
2021	62,737,000
2022	53,796,000
2023	47,513,000
Thereafter	848,609,000
Maintenance Agreements
Fuel
2019	29,510,000
2020	53,911,000
2021	14,461,000
2022	14,929,000
2023	3,330,000
Thereafter	281,938,000
Cancellation obligation	80,000,000
Asset Retirement Obligations
Fuel
2019	8,664,000
2020	11,274,000
2021	11,215,000
2022	11,200,000
2023	37,743,000
Thereafter	$ 3,536,362,000